Restricted Cash	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Restricted Cash
RESTRICTED CASH

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our Balance Sheets.

During 2013, we entered into four credit facilities aggregating $5.9 billion (collectively, the “2013 Credit Facilities”). In June 2015, we entered into four credit facilities aggregating $4.6 billion (collectively, the “2015 Credit Facilities”), which replaced the 2013 Credit Facilities. Under the terms and conditions of the 2015 Credit Facilities (and previously the 2013 Credit Facilities), we are required to deposit all cash received into reserve accounts controlled by a collateral trustee. The usage or withdrawal of such cash is restricted to the payment of liabilities related to our natural gas liquefaction facilities that are being developed and constructed in Cameron Parish, Louisiana (the “Liquefaction Project”); therefore, these amounts are shown as restricted cash on our Balance Sheets.

During 2013, we issued an aggregate principal amount of $2.0 billion, before premium, of 5.625% Senior Secured Notes due 2021 (the “2021 Senior Notes”), $1.0 billion of 6.25% Senior Secured Notes due 2022 (the “2022 Senior Notes”) and $1.0 billion of 5.625% Senior Secured Notes due 2023 (the “Initial 2023 Senior Notes”). During 2014, we issued an aggregate principal amount of $2.0 billion of 5.75% Senior Secured Notes due 2024 (the “2024 Senior Notes”) and additional 5.625% Senior Secured Notes due 2023 in an aggregate principal amount of $0.5 billion, before premium (the “Additional 2023 Senior Notes” and collectively with the Initial 2023 Senior Notes, the “2023 Senior Notes”). In March 2015, we issued an aggregate principal amount of $2.0 billion of 5.625% Senior Secured Notes due 2025 (the “2025 Senior Notes” and collectively with the 2021 Senior Notes, the 2022 Senior Notes, the 2023 Senior Notes and the 2024 Senior Notes, the “Senior Notes”). The use of cash proceeds from the Senior Notes is restricted to the payment of liabilities related to the Liquefaction Project; therefore, these amounts are shown as restricted cash on our Balance Sheets. See Note 6—Long-Term Debt for additional details about our long-term debt.

As of September 30, 2015 and December 31, 2014, we classified $327.2 million and $155.8 million, respectively, as current restricted cash for the payment of current liabilities, including interest payments, related to the Liquefaction Project and zero and $457.1 million, respectively, as non-current restricted cash for future Liquefaction Project construction costs.

RESTRICTED CASH AND CASH EQUIVALENTS

Restricted cash and cash equivalents consist of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our Balance Sheets.

In July 2012, we entered into a construction/term loan facility in an amount up to $3.6 billion (the “2012 Liquefaction Credit Facility”). During 2013, we entered into four credit facilities aggregating $5.9 billion (collectively, the “2013 Liquefaction Credit Facilities”), which amended and restated the 2012 Liquefaction Credit Facility. See Note 7—Long-Term Debt. Under the terms and conditions of the 2012 Liquefaction Credit Facility we were required, and under the 2013 Liquefaction Credit Facilities we are required, to deposit all cash received into reserve accounts controlled by a collateral trustee. Therefore, all of our cash and cash equivalents are shown as restricted cash and cash equivalents on our Balance Sheets.

During 2013, we issued an aggregate principal amount of $2.0 billion, before premium, of 5.625% Senior Secured Notes due 2021 (the “2021 Senior Notes”), $1.0 billion of 6.25% Senior Secured Notes due 2022 (the “2022 Senior Notes”) and $1.0 billion of 5.625% Senior Secured Notes due 2023 (the “2023 Senior Notes”). During 2014, we issued an aggregate principal amount of $2.0 billion of 5.75% Senior Secured Notes due 2024 (the “2024 Senior Notes” and collectively with the 2021 Senior Notes, the 2022 Senior Notes and the 2023 Senior Notes, the “Senior Notes”) and additional 2023 Senior Notes (the “Additional 2023 Senior Notes”) in an aggregate principal amount of $0.5 billion, before premium.

As of December 31, 2014 and 2013, we classified $155.8 million and $192.1 million, respectively, as current restricted cash and cash equivalents for the payment of current liabilities related to the Liquefaction Project and $457.1 million and $867.6 million, respectively, as non-current restricted cash and cash equivalents for future Liquefaction Project construction costs.